[Graphic Omitted]

--------------------------------------------------------------------------------
COLONIAL MONEY MARKET FUND  Semiannual report
--------------------------------------------------------------------------------

December 31, 1999

President's Message

Dear Shareholder:

I am pleased to present the semiannual report for Colonial Money Market Fund for the six-month period ended December 31, 1999.

Recently, the current United States economic expansion set a record for longevity. We have experienced nine years of economic growth. Inflation has risen barely one point from its low rate. National productivity gains continue.

If we have entered a new era of economic growth, our substantial investment in technology is certainly one reason. The first control on our inflation rate was the flood of competitive imports from the recession-burdened Pacific Rim nations. Finally, the sensitive monetary policies of the Federal Reserve System have helped to keep our economy in order.

Consumer confidence is high, reflecting growth in real income and a strong job market. Business capital spending remains high. Even exports are picking up as foreign economies accelerate. Our real Gross Domestic Product is growing at approximately 4% year-over-year.

During the six-month period ended December 31, 1999, most bonds succumbed to the pressure of inflation worries and rising interest rates. Stronger-than-expected U.S. economic growth, combined with the rebound of the Japanese, European and emerging market economies, prompted the Federal Reserve Board to raise interest rates in preemptive strikes against potential inflation. Bond prices, which move in the opposite direction of their yields, posted significant losses as a result.

As the year 2000 evolves, we believe that the investment environment will benefit fixed-income investments. Future Fed moves with short-term interest rates will have both positive monetary and psychological effects on inflation-wary investors. For those seeking a relatively stable haven for their dollars and potential for current income, we believe Colonial Money Market Fund remains an attractive option.

Thank you for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
February 10, 2000

Past performance cannot predict future investment results. Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o    Objective(1)

     Colonial Money Market Fund seeks to obtain maximum current income consistent with preservation of capital and the maintenance of liquidity.

o    Credit tightening benefits shareholders

     The Federal Reserve raised short-term interest rates three times during the period, each by 0.25%, starting on June 30, 1999. This credit tightening benefited shareholders by enhancing income of money market instruments, including corporate floating rate notes, whose rates improved late in 1999.

o    Average weighted maturity increased

     We increased average weighted maturity in the Portfolio from 27 days on June 30, 1999, to 28 days on December 31, 1999, to take advantage of higher short-term interest rates.

o    Portfolio management anticipates interest rate increase

     We are anticipating that the Fed will tighten credit again in one or two moves during the first half of 2000. Most of our holdings reflect that strategy.

/s/ Jane M. Naeseth

Jane M. Naeseth, senior vice president of Stein Roe & Farnham Incorporated, is portfolio manager of Colonial Money Market Fund and SR&F Cash Reserves Portfolio.

Portfolio Breakdown(2)
(as of 12/31/1999)
-------------------------------------
Commercial Paper........      89.9%
Yankee Certificate of
Deposit.................       3.4%
Corporate Notes.........       5.7%

Portfolio Maturity(2)
(as of 12/31/1999)
-------------------------------------
0-4 days................       9.9%
5-14 days...............      30.5%
15-29 days..............      22.7%
30-59 days..............      27.9%
60+ days................       9.0%

(1) The fund pursues its objective by investing all of its assets in the SR&F Cash Reserve Portfolio (Portfolio), a money market fund with the same investment objective as the Fund.

(2) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future. An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained. On March 2, 1998, the Fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term U.S. government agency securities. The Fund no longer invests primarily in U.S. government securities, but rather in the Portfolio, which has flexibility to search for the highest relative yield among a variety of money market instruments.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

--------------------------------------------------------------------------------
Six-month distributions
declared per share

Class A               0.024
-------------------------------------
Class B               0.019
-------------------------------------
Class C               0.022
-------------------------------------

7-day yields on 12/31/99(3)

Class A               5.59%
-------------------------------------
Class B               4.61%
-------------------------------------
Class C               5.21%
-------------------------------------

30-day yields on 12/31/99(3)

Class A               5.39%
-------------------------------------
Class B               4.41%
-------------------------------------
Class C               5.00%
-------------------------------------

(3) If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 5.40% and 5.20% for Class A shares, 4.42% and 4.22% for Class B shares and 4.42% and 4.21% for Class C shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SR&F Cash Reserves Portfolio
--------------------------------------------------------------------------------

Portfolio of Investments at December 31, 1999 (Unaudited)
(All amounts in thousands)

                                            Interest   Maturity
Commercial                                    Rate       Date
Paper -- 89.9%                              Range(a)     Range             Par           Value
-----------------------------------------------------------------------------------------------
American Home Products Corp.                 5.000%     1/5/00(b)        $13,695       $ 13,687
Asset Securitization Corp.                   6.240%    1/20/00(b)         22,000         21,928
Associates First Capital                     4.000%        1/3/00         41,640         41,631
Banco Bradesco                               5.510%       2/16/00         30,000         29,796
Cardinal Health Corp.                        4.250%     1/3/00(b)         15,000         14,997
                                             6.810%     1/7/00(b)         18,000         17,980
Centric Capital                              6.630%    1/10/00(b)         22,350         22,313
Coca-Cola Co.                                6.060%        2/3/00         13,000         12,928
Coca-Cola Enterprises                        5.530%     2/3/00(b)          7,775          7,736
Corporate Asset Funding                      6.060%    1/31/00(b)         30,000         29,850
Countrywide Home Loans                       6.090%       1/21/00         38,000         37,869
Donaldson Lufkin Corp.                       6.400%       1/18/00         30,000         29,910
Eaton Corp.                                  7.030%    1/14/00(b)         13,000         12,967
                                             6.890%    1/19/00(b)         25,000         24,914
Enterprise Funding                           6.300%    1/13/00(b)         20,000         19,958
Export Development Corp.                     5.970%       2/23/00         25,000         24,785
Falcon Asset Securitization                  6.200%    1/20/00(b)          6,340          6,319
Federal Home Loan Mortgage                   5.670%       3/16/00         19,000         18,782
                                             5.760%       3/30/00         35,000         34,509
Finova Capital Corp.                         6.550%       1/11/00         10,000          9,982
                                             6.310%       1/19/00         14,000         13,956
GTE Corp.                                    5.320%    1/26/00(b)         23,700         23,613
Harley-Davidson Funding                      6.360%    2/22/00(b)         20,000         19,818
                                             6.110%    2/24/00(b)         18,000         17,837
International Securitization                 7.280%    1/14/00(b)         38,000         37,901
MCI Worldcom                                 6.780%    1/14/00(b)         20,000         19,951
                                             6.650%    1/26/00(b)         15,000         14,931
Northern Industry Public Services            6.540%       1/12/00         10,000          9,980
                                             7.130%       1/14/00         14,780         14,742
Old Line Funding                             6.370%     1/6/00(b)         18,000         17,984
                                             6.340%    1/13/00(b)         20,000         19,958
Preferred Receivables Funding                6.530%     1/4/00(b)         30,000         29,984
Receivables Capital Corp.                    6.840%    1/12/00(b)         20,000         19,958
                                             6.640%    1/13/00(b)         10,000          9,978
Special Purpose Accounts Receivables         6.240%     3/7/00(b)         25,000         25,000
Superior Funding Corp.                       6.180%     2/9/00(b)         20,000         19,868
Thames Asset Global                          6.750%    1/18/00(b)         22,212         22,142
Windmill Funding Corp.                       6.650%     1/5/00(b)         18,500         18,486
                                             6.840%    1/20/00(b)          2,164          2,156
                                                                                       --------
Total Commercial Paper
  (cost of $787,993)                                                                   $791,084
                                                                                       --------

Corporate Fixed Income Bonds & Notes -- 5.7%
-----------------------------------------------------------------------------------------------
Textron Financial Corp.                      5.560%       5/15/00        $25,000       $ 24,992
Goldman Sachs Floating Rate                  5.020%    2/17/00(b)         25,000         25,000
                                                                                       --------
Total Corporate Fixed
 Income Bonds & Notes
  (cost of $49,988)                                                                      49,992
                                                                                       --------

Yankee Certificates Of Deposit -- 3.4%
-----------------------------------------------------------------------------------------------
Commerzbank New York
  (cost of $29,990)                          5.085%       2/16/00         30,000         29,999
                                                                                       --------
Total Investments - 99.0%
  (cost of $867,971)(c)                                                                 871,075
                                                                                       --------
Other Assets &
 Liabilities - 1.0%                                                                       8,873
                                                                                       --------
Total Net Assets - 100.0%                                                              $879,948
                                                                                       ========

Notes to Investment Portfolio:

(a) The interest rate is the effective rate at the date of purchase except for corporate notes, for which the interest rate represents the investment's coupon rate.

(b)   Represents private placement securities exempt from registration by
      Section 4(2) Securities Act of 1933. These securities are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At December 31, 1999, the aggregate value of the Fund's private placement securities was $537,213, which represented 61.1% of net assets. None of these securities were deemed illiquid.

(c)   The cost for federal income tax purposes was the same.

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F Cash Reserves Portfolio
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
Assets
Investments, at amortized cost                                         $871,075
Cash                                                                      7,083
Interest receivable                                                       1,849
                                                                       --------
   Total assets                                                         880,007
                                                                       --------

Liabilities
Other liabilities                                                            59
                                                                       --------
   Total liabilities                                                         59
                                                                       --------
   Net assets applicable to investors' beneficial interest             $879,948
                                                                       ========

Statement of Operations
--------------------------------------------------------------------------------
Investment Income
Interest                                                               $ 22,210
                                                                       --------

Expenses
Management fees                                                             979
Transfer agent fees                                                           3
Accounting fees                                                              22
Trustees' fees                                                               10
Custodian fees                                                                2
Audit fees                                                                    9
Legal fees                                                                    1
Other                                                                        11
                                                                       --------
    Total expenses                                                        1,037
                                                                       --------
    Net investment income                                                21,173
                                                                       --------
Net Increase in Net Assets Resulting from Operations                     21,173
                                                                       --------

Realized Loss on Investments
  Net Realized loss on investments                                           (1)
                                                                       --------
Net Increase in Net Assets Resulting from Operations                    $21,172
                                                                       ========

Statements of Changes in Net Assets
-------------------------------------------------------------------------------
                                                   (Unaudited)
                                                    Six Months             Year
                                                         Ended            Ended
                                                  December 31,         June 30,
                                                          1999             1999
--------------------------------------------------------------      -----------
Operations
Net investment income                              $    21,173      $    37,933
Net realized losses on investments                          (1)              (4)
                                                   -----------      -----------
   Net increase in net assets resulting
    from operations                                     21,172           37,929
                                                   -----------      -----------

Transactions in Investors' Beneficial
Interest
Contributions                                        1,349,923        1,549,789
Withdrawals                                         (1,263,608)      (1,501,534)
                                                   -----------      -----------
   Net increase from transactions in
     investors' beneficial interest                     86,315           48,255
                                                   -----------      -----------
   Net increase in net assets                          107,487           86,184

Total Net Assets
Beginning of period                                    772,461          686,277
                                                   -----------      -----------
End of period                                      $   879,948      $   772,461
                                                   ===========      ===========

Financial Highlights
--------------------------------------------------------------------------------
                                      (Unaudited)
                                       Six Months          Year           Period
                                            Ended         Ended            Ended
                                     December 31,      June 30,         June 30,
                                             1999          1999          1998(a)
-------------------------------------------------      --------         --------
Ratio to Average Net Assets
Ratio of net expenses
   to average net assets                 0.25%(b)         0.25%         0.26%(b)
Ratio of net investment
   income to average net
   assets                                5.21%(b)         4.83%         5.45%(b)

Notes to Investment Portfolio:

(a)   From commencemnt of operations on March 2, 1998.
(b)   Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
SR&F Cash Reserves Portfolio Notes To Financial Statements
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

Note 1. Organization of the SR&F Cash Reserves Portfolio

SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Colonial Money Market Fund contributed $187,536,920 in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains (losses) to each investor on a daily basis, based on their respective percentage of ownership. At December 31, 1999, Colonial Money Market Fund owned 35.8% of the Portfolio.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Transactions and Investment Income:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains (losses) from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of origination.

Investment Valuations:

The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Federal Income Taxes:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

Note 3. Portfolio Composition

Under normal market conditions, the Portfolio will invest a least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). See the portfolio of investments for additional information regarding portfolio composition.

Note 4. Trustees Fees and Transactions With Affiliates

The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter. The Advisor also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust.

--------------------------------------------------------------------------------
Colonial Money Market Fund -- Statements of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)
(In thousands except for per share amounts)

Assets
Investment in SR&F Cash Reserves
     Portfolio                                                       $314,935
Receivable for:
     Fund shares sold                              $ 7,305
Other                                                   20              7,325
                                                   -------           --------
     Total Assets                                                     322,260
Liabilities
Payable for:
     Fund shares repurchased                        12,998
     Distributions                                     233
Accrued:
     Deferred Trustees fees                              5
Other                                                   42
                                                   -------
     Total Liabilities                                                 13,278
                                                                     ========
Net Assets                                                           $308,982
                                                                     ========
Net asset value:
Class A ($206,614/206,639)                                           $   1.00(a)
                                                                     ========
Class B ($97,323/97,312)                                             $   1.00(a)
                                                                     ========
Class C ($5,045/5,046)                                               $   1.00(a)
                                                                     ========
Composition of Net Assets
Capital paid in                                                      $308,993
Overdistributed net investment income                                      (8)
Accumulated net realized loss                                              (3)
                                                                     --------
                                                                     $308,982
                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 1999 (Unaudited)
(In thousands)

Investment Income
Interest income from
     SR&F Cash Reserves Portfolio                                        $7,749
Expenses allocated from
     SR&F Cash Reserves Portfolio                                          (362)
                                                                         ------
                                                                          7,387
                                                                         ------
Expenses
Administration fee                                  $  354
Service fee -- Class B                                 118
Service fee -- Class C                                   4
Distribution fee -- Class B                            362
Distribution fee -- Class C                             13
Transfer agent fee                                     344
Bookkeeping fee                                         36
Trustees fee                                             8
Custodian fee                                            1
Audit fee                                                5
Legal fee                                                1
Registration fee                                        40
Reports to shareholders                                  5
Other                                                   10
                                                     -----
                                                     1,301
Fee waived by the Administrator                       (269)
Fee waived by the Distributor -- Class C               (10)               1,022
                                                     -----               ------
Net Investment Income                                                     6,365
                                                                         ------
Increase in Net Assets from Operations                                   $6,365
                                                                         ======

See notes to financial statements.

--------------------------------------------------------------------------------
Colonial Money Market Fund -- Statements of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                   (Unaudited)
                                                       Six
                                                  Months ended      Year ended
                                                   December 31        June 30
                                                   -----------      -----------
Increase (Decrease) In Net Assets                      1999             1999
--------------------------------------------------------------------------------
Operations:
Net investment income                              $     6,365      $    10,912
Net realized loss                                           --               (2)
                                                   -----------      -----------
     Net Increase from Operations                        6,365           10,910
Distributions:
From net investment income -- Class A                   (4,437)          (7,849)
From net investment income -- Class B                   (1,865)          (2,956)
From net investment income -- Class C                      (78)            (125)
                                                   -----------      -----------
                                                           (15)             (20)
                                                   -----------      -----------
Fund Share Transactions:
Receipts for shares sold -- Class A                  1,032,069        1,246,973
Receipts for shares issued in the
     acquisition of Crabbe Huson
     Money Market Fund                                      --           87,134
Value of distributions reinvested --
     Class A                                             3,931            7,069
Cost of shares repurchased -- Class A                 (987,152)      (1,312,028)
                                                   -----------      -----------
                                                        48,848           29,148
                                                   -----------      -----------
Receipts for shares sold -- Class B                    105,704          230,456
Value of distributions reinvested --
     Class B                                             1,647            2,569
Cost of shares repurchased -- Class B                 (103,857)        (201,012)
                                                   -----------      -----------
                                                         3,494           32,013
                                                   -----------      -----------
Receipts for shares sold -- Class C                      6,144            7,368
Value of distributions reinvested --
     Class C                                                71              114
Cost of shares repurchased -- Class C                   (3,365)          (8,591)
                                                   -----------      -----------
                                                         2,850           (1,109)
                                                   -----------      -----------
Net Increase from Fund
     Share Transactions                                 55,192           60,052
                                                   -----------      -----------
      Total Increase                                    55,177           60,032
Net Assets
Beginning of period                                    253,805          193,773
                                                   -----------      -----------
End of period (net of overdistributed
     and including undistributed net
     investment income of $8 and $7,
     respectively)                                 $   308,982      $   253,805
                                                   ===========      ===========
Sold -- Class A                                      1,032,069        1,246,974
Issued in the acquisition of Crabbe
     Huson Money Market Fund                                             87,140
Issued for distributions reinvested --
     Class A                                             3,931            7,069
Repurchased -- Class A                                (987,152)      (1,312,028)
                                                   -----------      -----------
                                                        48,848           29,155
                                                   -----------      -----------
Sold -- Class B                                        105,704          230,455
Issued for distributions reinvested --
     Class B                                             1,647            2,569
Repurchased -- Class B                                (103,857)        (201,012)
                                                   -----------      -----------
                                                         3,494           32,012
                                                   -----------      -----------
Sold -- Class C                                          6,144            7,368
Issued for distributions reinvested --
     Class C                                                71              114
Repurchased -- Class C                                  (3,364)          (8,592)
                                                   -----------      -----------
                                                         2,851           (1,110)
                                                   -----------      -----------

See notes to financial statements.

--------------------------------------------------------------------------------
Colonial Money Market Fund -- Notes To Financial Statements
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of the Administrator of Colonial Money Market Fund (the Fund), a series of Liberty Funds Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (35.8% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within 18 months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Determination of class net asset values and financial highlights:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

Federal income taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders:

The Fund declares and records distributions daily and pays monthly.

Note 3. Fees and Compensation Paid to Affiliates

Administration fee:

Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

Transfer agent fee:

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

--------------------------------------------------------------------------------
Colonial Money Market Fund -- Notes To Financial Statements (continued)
--------------------------------------------------------------------------------
December 31, 1999 (Unaudited)

Notes To Financial Statements

Underwriting discounts, service and distribution fees:

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1999, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of none, $329,991 and $4,611 on Class A, Class B, and Class C shares redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

Expense limits:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the six months ended December 31, 1999, the Fund's total expenses as defined above did not exceed the 1.00% expense limit.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Other Related Party Transactions

At December 31, 1999, the Fund had one shareholder who owned greater than 5% of the Fund's outstanding shares.

--------------------------------------------------------------------------------
Colonial Money Market Fund -- Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period is as follows:

                                                            (Unaudited)

                                                    Six months ended December 31
                                               ----------------------------------------
                                                               1999
                                               ----------------------------------------
                                                Class A       Class B       Class C
---------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   1.000     $   1.000     $   1.000
                                               ---------     ---------     ---------
Income From Investment Operations:
Net investment income (a)(b)                       0.024         0.019         0.022(c)
                                               ---------     ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                        (0.024)       (0.019)       (0.022)
                                               ---------     ---------     ---------
Net asset value -- End of period               $   1.000     $   1.000     $   1.000
                                               =========     =========     =========
Total return (d)(e)(f)                              2.47%         1.95%         2.26%
                                               =========     =========     =========
Ratios to Average Net Assets
Expenses (a)(b)(g)(h)                               0.63%         1.63%         1.03%(c)
Net investment income (a)(b)(g)(h)                  0.04%         0.04%         4.44%(c)
Net assets at end of period (000)              $ 206,614     $  97,323     $   5,045

(a) Net of fees waived by the Administrator which amounted to $0.001 per share and 0.19%.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.003 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(f)   Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)   Annualized.

                                                        Year ended June 30
                                               ----------------------------------------
                                                               1999
                                               ----------------------------------------
                                                Class A       Class B       Class C
---------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   1.000     $   1.000     $   1.000
                                               ---------     ---------     ---------
Income From Investment Operations:
Net investment income (a)(b)                       0.046         0.036         0.042(c)
                                               ---------     ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                        (0.046)       (0.036)       (0.042)
                                               ---------     ---------     ---------
Net asset value -- End of period               $   1.000     $   1.000     $   1.000
                                               =========     =========     =========
Total return (d)(e)                                 4.70%         3.68%         4.30%
                                               =========     =========     =========
Ratios to Average Net Assets
Expenses (a)(b)(f)                                  0.68%         1.68%         1.08%(c)
Net investment income (a)(b)(f)                     4.61%         3.61%         4.21%(c)
Net assets at end of period (000)              $ 157,790     $  93,821     $   2,194

(a) Net of fees waived by the Administrator which amounted to $0.002 per share and 0.19%.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Colonial Money Market Fund -- Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period is as follows:

                                                                  Period ended June 30
                                               ------------------------------------------------------------------
                                                                       1998 (a)(b)
                                               ------------------------------------------------------------------
                                                   Class A               Class B              Class C
-----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   1.000              $  1.000             $  1.000
                                               ---------              --------             --------
Income From Investment Operations:
Net investment income                              0.041(c)(d)           0.032(c)(d)          0.037(c)(d)(e)
                                               ---------              --------             --------
Less Distributions Declared to Shareholders:
From net investment income                        (0.041)               (0.032)              (0.037)
                                               ---------              --------             --------
Net asset value -- End of period               $   1.000              $  1.000             $  1.000
                                               =========              ========             ========
Total return (f)                                    4.17%(g)(h)           3.28%(g)(h)          3.81%(g)(h)
                                               =========              ========             ========
Ratios to Net Assets
Expenses (i)                                        0.69%(c)(d)(j)        1.69%(c)(d)(j)       1.09%(c)(d)(e)(j)
Net investment income (i)                           4.93%(c)(d)(j)        3.93%(c)(d)(j)       4.53%(c)(d)(e)(j)
Net assets at end of period (000)              $ 128,658              $ 61,811             $  3,304

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b)   Effective March 2, 1998, SR&F became the investment Advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(d) Net of fees waived by the Administrator which amounted to $0.001 per share and 0.19% (annualized).
(e) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)   Not annualized.
(h) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(j)   Annualized.

                                                                             Years ended August 31
                                               -----------------------------------------------------------------------------------
                                                               1997                                      1996
                                               -----------------------------------------------------------------------------------
                                                Class A       Class B      Class C (a)    Class A       Class B       Class C
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period         $   1.000     $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                               ---------     ---------     ---------     ---------     ---------     ---------
Income From Investment Operations:
Net investment income                              0.048         0.038         0.039         0.048         0.038         0.038
                                               ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                        (0.048)       (0.038)       (0.039)       (0.048)       (0.038)       (0.038)
                                               ---------     ---------     ---------     ---------     ---------     ---------
Net asset value -- End of period               $   1.000     $   1.000     $   1.000     $   1.000     $   1.000     $   1.000
                                               =========     =========     =========     =========     =========     =========
Total return (b)                                    4.90%         3.82%         3.97%         4.93%         3.86%         3.85%
                                               =========     =========     =========     =========     =========     =========
Ratios to Average Net Assets
Expenses (c)                                        0.72%         1.72%         1.64%         0.70%         1.70%         1.70%
Net investment income (c)                           0.72%         1.72%         1.64%         0.70%         1.70%         1.70%
Net assets at end of period (000)              $ 144,076     $  70,242     $   2,904     $ 115,063     $  76,539     $   4,435

(a)   Effective July 1, 1994, Class D shares were redesignated Class C shares.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout the period is as follows:

                                                                                        Year ended August 31
                                                                                 --------------------------------------
                                                                                                1995
                                                                                 --------------------------------------
                                                                                  Class A      Class B      Class C
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                           $  1.000     $  1.000     $  1.000
                                                                                 --------     --------     --------
Income From Investment Operations:
Net investment income (a)                                                           0.050        0.040        0.040
                                                                                 --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                                                         (0.050)      (0.040)      (0.040)
                                                                                 --------     --------     --------
Net asset value -- End of period                                                 $  1.000     $  1.000     $  1.000
                                                                                 ========     ========     ========
Total return (b)(c)                                                                  5.14%        4.08%        4.07%
                                                                                 ========     ========     ========
Ratios to Net Assets
Expenses                                                                             0.69%        1.69%        1.69%
Fees and expenses waived or borne by the Advisor                                     0.04%        0.04%        0.04%
Net investment income                                                                4.96%        3.96%        3.96%
Net assets at end of period (000)                                                $ 83,086     $ 55,441     $    625
(a) Net of fees and expenses waived or borne by the Advisor which amounted to:   $  0.000     $  0.000     $  0.000

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

                                                                                        Year ended August 31
                                                                                 --------------------------------------
                                                                                                1994
                                                                                 --------------------------------------
                                                                                  Class A      Class B    Class C (b)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                           $  1.000     $  1.000     $  1.000
                                                                                 --------     --------     --------
Income From Investment Operations:
Net investment income (a)                                                           0.028        0.018        0.005
                                                                                 --------     --------     --------
Less Distributions Declared to Shareholders:
From net investment income                                                         (0.028)      (0.018)      (0.005)
                                                                                 --------     --------     --------
Net asset value -- End of period                                                 $  1.000     $  1.000     $  1.000
                                                                                 ========     ========     ========
Total return (c)(d)                                                                  2.85%        1.82%        0.45%(e)
                                                                                 ========     ========     ========
Ratios to Net Assets
Expenses                                                                             0.73%        1.73%        1.73%(f)
Fees and expenses waived or borne by the Advisor                                     0.20%        0.20%        0.20%(f)
Net investment  income                                                               3.01%        2.01%        2.01%(f)
Net assets at end of period (000)                                                $ 97,115     $ 54,535     $    518
(a) Net of fees and expenses waived or borne by the Advisor which amounted to:   $  0.002     $  0.002     $  0.002

(b) Class C shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   Not annualized.
(f)   Annualized.

                       This page intentionally left blank

Trustees & Transfer Agent
--------------------------------------------------------------------------------
Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (Formerly Professor of Finance and Dean, College of Business, Boise State University)

Robert L. Sullivan
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report
The Transfer Agent for Colonial Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Annual Report:
Colonial Money Market Fund

Liberty offers the independent thinking and collective strength of six financial
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--------------------------------------------------------------------------------
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                     investors.
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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ADVISOR
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
COLONIAL MONEY MARKET FUND  Semiannual Report
--------------------------------------------------------------------------------

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